Inventories - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of inventories [line items]
Inventories	$ 275,000	$ 250,000
Provision for impairment	0	0
Laboratory Equipment [member]
Disclosure of inventories [line items]
Inventories	$ 275,000	$ 250,000